Leases	12 Months Ended
Sep. 30, 2023
Leases [abstract]
Leases	Leases

The Group has entered into lease contracts for its offices, delivery vans and staff motor vehicles. The Group's obligations under its leases are secured either by the lessor's title to the leased assets or by a collateral pledge over the lease assets.

The carrying amounts and movement in the right-of-use assets are set out below:

(in USD)	Leasehold property	Furniture, fixtures and office equipment	Vehicles	Total
Cost
At October 1, 2021	27,407	—	26,266	53,673
Additions	339,539	10,271	—	349,810
Effect of movements in exchange rates	(36,657)	(760)	(4,161)	(41,578)
At September 30, 2022	330,289	9,511	22,105	361,905
Additions	467,465	—	92,933	560,398
Adjustments for early termination	(403,080)	—	—	(403,080)
Effect of movements in exchange rates	25,316	171	(3,635)	21,852
At September 30, 2023	419,990	9,682	111,403	541,075
Accumulated depreciation and impairment losses
At October 1, 2021	2,284	—	6,566	8,850
Depreciation for the year	27,741	285	6,039	34,065
Effect of movements in exchange rates	(2,660)	(21)	(1,553)	(4,234)
At September 30, 2022	27,365	264	11,052	38,681
Depreciation for the year	97,756	1,682	20,336	119,774
Impairment for the year	25,588	—	—	25,588
Effect of movements in exchange rates	(2,014)	(64)	53	(2,025)
At September 30, 2023	148,695	1,882	31,441	182,018
Carrying amounts
At October 1, 2021	25,123	—	19,700	44,823
At September 30, 2022	302,924	9,247	11,053	323,224
At September 30, 2023	271,295	7,800	79,962	359,057

The carrying amount and movement in the lease liabilities are set out below:

(in USD)	September 30, 2023
At October 1, 2021	45,560
Additions	349,810
Interest	9,719
Payments	(33,883)
Effect of movements in exchange rates	(38,390)
At September 30, 2022	332,816
Additions	560,398
Interest	39,402
Payments	(109,974)
Movement in lease payment accrual	—
Adjustments for early termination	(414,389)
Effect of movements in exchange rates	(11,519)
At September 30, 2023	396,734

The following are the amounts recognized in the statement of profit or loss in respect of lease agreements:

	For the Year Ended September 30,
(in USD)	2023	2022
Depreciation expense on right-of-use assets	119,775	34,065
Interest on lease liabilities	39,402	9,719
	159,177	43,784